Related Party Transactions - Schedule of Trade Transactions with Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Services fee income from related parties		$ 260,046	$ 346,705	$ 1,089,414
Freight charges and other handling charges charged by related parties		2,191,830	5,022,497	5,436,874
Other income – management fee income from related parties		17,103	25,961	33,231
IT maintenance fee charged by a related party		109,231	359,090	340,128
Granful Solutions Limited [Member]
Related Party Transaction [Line Items]
Services fee income from related parties				558,427
Freight charges and other handling charges charged by related parties				694
Profit Sail International Express (SZX) Company Limited [Member]
Related Party Transaction [Line Items]
Services fee income from related parties		260,046	346,705	525,372
Freight charges and other handling charges charged by related parties		1,699,760	706,432	3,267,048
Other income – management fee income from related parties	[1]	17,103	25,961	25,962
Top Star E-Commerce Logistics Limited [Member]
Related Party Transaction [Line Items]
Services fee income from related parties				5,615
Freight charges and other handling charges charged by related parties		492,052	4,316,065	2,169,132
Business Great Global Supply Chain Limited [Member]
Related Party Transaction [Line Items]
Other income – management fee income from related parties	[2]			7,269
Rich Fame International Limited [Member]
Related Party Transaction [Line Items]
IT maintenance fee charged by a related party		$ 109,231	$ 359,090	$ 340,128

[1]	The amounts for the years ended December 31, 2022, 2023 and 2024 represented services fee income from provision of management services based on the contractual terms of the related agreements. On April 15, 2019, the Company entered into several management fee agreements with Profit Sail International Express (SZX) Company Limited for the provision of management services including administrative, handling and office services, effective from May 1, 2019. The agreements shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to the related party.
[2]	The amount for the years ended December 31, 2022 represented services fee income from provision of management services based on the contractual terms of the related agreement. On January 1, 2018, the Company entered into a management fee agreement with Business Great Global Supply Chain Limited for the provision of management services including administrative, handling and office services, effective from January 1, 2018. The agreement shall remain valid until further notice by both parties. The annual management fee was based on the Company’s workload devoted to Business Great Global Supply Chain Limited. Business Great Global Supply Chain Limited became a wholly owned subsidiary via a share exchange arrangement on March 16, 2022. The balance was eliminated after acquisition in audited consolidated balance sheets on December 31, 2023 and 2024.